DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
General
The following description of the Roper Technologies, Inc. Employees’ Retirement Savings 003 Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan covering substantially all employees of certain subsidiaries of Roper Technologies, Inc. (“Roper” or the “Company”) and substantially all Roper corporate employees, who are age 18 or older. Eligible employees are able to enroll immediately upon their date of hire following meeting the eligibility requirements, as defined in the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Company’s Investment Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance, as delegated by the Company’s Board of Directors.

Administration
The Company serves as the Plan Administrator. The Plan Administrator has the responsibility to administer the Plan for the exclusive benefit of the participants and their beneficiaries. These duties include, but are not limited to, establishing procedures, maintaining records, interpreting provisions of the Plan, and making determinations regarding questions which may affect eligibility for benefits.

Contributions
Each year, participants may contribute up to 50% of their eligible compensation in the form of (i) pre-tax contributions, (ii) after-tax contributions, or (iii) a combination of pre-tax and after-tax contributions. Participants may also contribute amounts representing distributions from other qualified defined contribution or defined benefit plans. Participants who are age 50 or older and make the maximum elective contribution for the year may make additional catch-up contributions up to a maximum dollar amount per year in accordance with the Internal Revenue Code, as amended (“IRC”). Participants who do not elect a contribution percentage or do not elect to opt out of the Plan are automatically enrolled for pre-tax contributions at a rate of 5% of eligible earnings with annual 1% increases in deferral rates, not to exceed a maximum of 15% of eligible earnings. Contributions are subject to certain limitations. The automatic deferral increase will occur the first day of each Plan year unless automatically enrolled within the last six months.

For the year ended December 31, 2025, the Company contributed a match of 100% of the first 3% of eligible compensation that a participant contributed to the Plan and 50% of the next 3% of eligible compensation that a participant contributed to the Plan. In no case are participant deferrals in excess of 6% of compensation taken into account for matching purposes. In addition, the Company made profit-sharing contributions equal to 3% of each participant’s eligible compensation. Participants direct the investment of their contributions into various investment options offered by the Plan.

The Plan currently offers common/collective trust (“CCT”) funds, mutual funds, and Roper Technologies, Inc. common stock as investment options for participants. Participants may change their investment elections daily.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, an allocation of the Company’s contributions, and Plan earnings, and an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting
Participants are immediately vested in their contributions and Company contributions plus actual earnings thereon.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, for a term not to exceed five years unless the note is for the purchase of a principal residence, in which case the term is not to exceed thirty years. The notes are secured by the balance in the participant’s account and bear interest at rates which are commensurate with local prevailing rates as determined by the Plan Administrator. Principal and interest are paid ratably through payroll deductions.

Payments of Benefits
A participant will generally receive their benefits as a lump-sum amount equal to the value of the participant’s vested interest in his or her account following termination of service due to death, disability, retirement, or separation from service. Lump-sum and installment payment distribution options are also available to participants following termination of employment, subject to minimum account balance provisions as specified in the Plan.

Participants invested in Roper common stock through the Plan can elect to receive shares of the Company’s common stock, subject to the Plan’s distribution provisions. Participants who attain age 59½ are eligible to receive in-service distributions in accordance with provisions specified in the Plan. Withdrawals from the Plan may also be made upon circumstances of financial hardship in accordance with provisions specified in the Plan.

Forfeitures
Forfeitures primarily relate to the non-vested portion of Company contributions previously made under the Plan’s prior vesting schedule for participants who separated from service before becoming fully vested. Forfeitures of separated participants’ account balances were used to reduce Company contributions. Forfeiture balances were $423,809 and $619,599 as of December 31, 2025 and 2024, respectively, and forfeitures used to reduce Company contributions were approximately $399,000 during the year ended December 31, 2025.

Administrative Expenses
Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. The Company reserves the right to elect to pay, or have the Plan pay, administrative costs in the future. Fees related to participant-initiated transactions and the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment-related expenses are included in net appreciation in fair value of investments.

Management fees and other operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
Transfers between Plans
In addition to this Plan, the Company also sponsors the Roper Technologies, Inc. Employees’ Retirement Savings 004 Plan (the “004 Plan”). During 2025, assets of $630,031 were transferred into the Plan from the 004 Plan, and assets of $468,960 were transferred out of the Plan to the 004 Plan. These transfers resulted from changes in participant employment status.